Usgaap Transition	12 Months Ended
Dec. 31, 2011
Usgaap Transition [Abstract]
USGAAP TRANSITION

35.    USGAAP TRANSITION

ADOPTION OF USGAAP

In February 2008, the Canadian Institute of Chartered Accountants (“CICA”) announced that CGAAP for publically accountable enterprises would be replaced by IFRS for fiscal years beginning on or after January 1, 2011. In Q4 2009, due primarily to the continued uncertainty around the applicability of a rate-regulated accounting standard under IFRS, management reviewed the option of adopting USGAAP instead of IFRS. During Q1 2010, the Company’s Board of Directors approved the transition to USGAAP as recommended by management. The adoption of USGAAP has been made on a retrospective basis with restatement of prior periods’ financial statements to reflect USGAAP requirements in effect at that time.

For annual reporting purposes, the transition date to USGAAP is January 1, 2010, which is the commencement of the 2010 comparative period to the Company’s 2011 financial statements.

As a result of NSPI’s decision to transition to USGAAP, effective January 1, 2011 there was an amendment to NSPI’s regulated accounting policy for financial instruments and hedges which was approved by the UARB. The effects of this amendment were applied retrospectively, in accordance with that policy, without restatement of prior period income. The adjustments related to the amended accounting policy have been included with the adjustments as described further in this note.

Measurement, classification and disclosure differences arising out of the Company’s election to adopt USGAAP are presented below. With respect to measurement and classification differences, Section I “USGAAP differences”, presents quantitative reconciliations of balance sheets, income statements and statements of cash flows, previously presented in accordance with CGAAP, to the respective amounts and classifications under USGAAP, together with descriptions of the various significant measurement and classification differences arising from the adoption of USGAAP. Balance sheet reconciliations are presented as at January 1, 2010 and December 31, 2010, representing the commencement and ending dates of the comparative financial year to 2011. Income statement and statement of cash flow reconciliations are presented for the three, six and nine months ended March 31, 2010, June 30, 2010, and September 30, 2010, respectively and for the year ended December 31, 2010, which are periods that will be presented as comparatives to 2011 financial reporting.

In addition, USGAAP requires certain disclosures of financial information, significant to the Company, that are in addition to the required disclosure under CGAAP.

Except as otherwise disclosed in this note, the change in basis of accounting from CGAAP to USGAAP did not materially impact accounting policies or disclosures. Reference should be made to the previously filed CGAAP financial statements as at and for the year ended December 31, 2010 for additional information on CGAAP accounting policies and practices.

The following table summarizes the increases (decreases) to total assets:

As at millions of Canadian dollars	Notes	January 1 2010	December 31 2010
Total assets – CGAAP		$5,277.5	$6,321.8
Accounting for joint ventures	A	(76.4)	(75.4)
Offsetting	B	(0.9)	-
Income taxes	C	17.2	(136.4)
Hedging	F	99.1	42.3
Issue costs	G	16.4	18.9
Business combinations	J	(0.2)	7.7
Pension and other post-retirement benefits	K	(85.1)	(100.4)
Other		(0.3)	0.5
Total transition adjustments		(30.2)	(242.8)
Total assets – USGAAP		$5,247.3	$6,079.0

The following table summarizes the increases (decreases) to total liabilities:

As at millions of Canadian dollars	Notes	January 1 2010	December 31 2010
Total liabilities – CGAAP		$3,739.5	$4,527.5
Accounting for joint ventures	A	(76.5)	(75.9)
Offsetting	B	(0.9)	-
Income taxes	C	17.0	(131.2)
Hedging	F	51.9	49.8
Issue costs	G	17.5	20.0
Pension and other post-retirement benefits	K	199.3	291.8
Preferred stock of NSPI	P	(134.0)	(134.1)
Other		(0.3)	(0.3)
Total transition adjustments		74.0	20.1
Total liabilities – USGAAP		$3,813.5	$4,547.6

The following table summarizes the increases (decreases) to net income:

For the millions of Canadian dollars	3 months ended March 31 2010 (unaudited)	6 months ended June 30 2010 (unaudited)	9 months ended September 30 2010 (unaudited)	Year ended December 31 2010
Net income attributable to common shareholders – CGAAP	$77.1	$106.7	$151.5	$191.1
Note C – Income taxes	1.2	1.0	(3.9)	(5.0)
Note F – Hedging	(0.7)	(4.9)	(5.4)	(6.0)
Note J – Business combinations	-	22.5	22.3	8.4
Note K – Pension and other post-retirement benefits	0.6	1.1	1.7	2.3
Note P – Preferred stock of NSPI	-	0.1	0.1	0.1
Note R – Stock-based compensation	(0.1)	(0.1)	(0.2)	(0.2)
Note S – Foreign currency translation	(0.4)	(0.4)	(0.1)	(0.3)
Other	0.1	0.3	0.6	0.3
Total transition adjustments	0.7	19.6	15.1	(0.4)
Net income attributable to common shareholders – USGAAP	$77.8	$126.3	$166.6	$190.7

Earnings per common share – basic – CGAAP	$0.68	$0.94	$1.33	$1.68
Effect of USGAAP transition	-	0.17	0.13	(0.01)
Earnings per common share – basic – USGAAP	$0.68	$1.11	$1.46	$1.67

USGAAP differences

The reconciliations of the January 1, 2010 and December 31, 2010 Balance Sheets from CGAAP to USGAAP are as follows:

As at January 1, 2010 millions of Canadian dollars	Notes	CGAAP	Effect of transition to USGAAP	USGAAP
Assets
Current assets
Cash and cash equivalents	A	$21.8	$(1.6)	$20.2
Restricted cash	A	1.0	(1.0)	-
Receivables, net	A, B	413.1	(4.8)	408.3
Income taxes receivable		4.0	-	4.0
Inventory		174.5	-	174.5
Deferred income taxes	C	46.7	(23.6)	23.1
Derivatives in a valid hedging relationship	D	26.3	(26.3)	-
Held-for-trading derivatives	D	13.1	(13.1)	-
Derivative instruments	D	-	39.3	39.3
Regulatory assets	E, F	-	131.7	131.7
Prepaid expenses	A	7.4	(0.2)	7.2
Other current assets	G, H	-	3.2	3.2
Total current assets		707.9	103.6	811.5
Property, plant and equipment	A, C, I, J	2,933.7	170.5	3,104.2
Construction work-in-progress	I	220.2	(220.2)	-
		3,153.9	(49.7)	3,104.2
Other assets
Deferred income taxes	C	4.4	61.8	66.2
Derivatives in a valid hedging relationship	D	30.9	(30.9)	-
Held-for-trading derivatives	D	30.7	(30.7)	-
Derivative instruments	A, D	-	45.4	45.4
Regulatory assets	C, E, F, J, K	-	278.8	278.8
Net investment in direct financing lease	F	476.9	3.2	480.1
Investments subject to significant influence	A	218.4	(2.1)	216.3
Available-for-sale investment	M	47.3	(46.3)	1.0
Goodwill		87.6	-	87.6
Intangibles	L	92.1	(92.1)	-
Other	A, C, E, G, H, K, L, M	427.4	(271.2)	156.2
Total other assets		1,415.7	(84.1)	1,331.6
Total assets		$5,277.5	$(30.2)	$5,247.3

As at January 1, 2010 millions of Canadian dollars	Notes	CGAAP	Effect of transition to USGAAP	USGAAP
Liabilities and Equity
Current liabilities
Short-term debt		$300.3	-	$300.3
Current portion of long-term debt	A	108.1	(1.6)	106.5
Accounts payable	A, B, N	-	218.3	218.3
Accounts payable and accrued charges	N	305.9	(305.9)	-
Income taxes payable	C	2.3	1.2	3.5
Dividends payable	O	1.7	(1.7)	-
Derivatives in a valid hedging relationship	D	61.0	(61.0)	-
Held-for-trading derivatives	D	18.6	(18.6)	-
Derivative instruments	A, D	-	78.2	78.2
Regulatory liabilities	C, E, F	-	50.0	50.0
Pension and post-retirement liabilities	K	-	9.2	9.2
Other current liabilities	C, H, N, O, P	-	91.7	91.7
Total current liabilities		797.9	59.8	857.7
Long-term liabilities
Long-term debt	A, G, P	2,318.4	(45.7)	2,272.7
Deferred income taxes	C, K	194.1	(67.9)	126.2
Derivatives in a valid hedging relationship	D	25.7	(25.7)	-
Held-for-trading derivatives	D	15.8	(15.8)	-
Derivative instruments	A, D	-	35.5	35.5
Regulatory liabilities	C, E, F	-	91.5	91.5
Asset retirement obligations		104.5	-	104.5
Pension and post-retirement liabilities	K	-	292.4	292.4
Other long-term liabilities	A, E, H, K	148.1	(115.1)	33.0
Preferred shares issued by a subsidiary	P	135.0	(135.0)	-
Total long-term liabilities		2,941.6	14.2	2,955.8
Non-controlling interest	Q	32.1	(32.1)	-
Equity
Common stock	R	1,096.7	1.2	1,097.9
Contributed surplus	R	3.6	(0.6)	3.0
Accumulated other comprehensive loss	A, C, F, K, S	(186.7)	(239.5)	(426.2)
Retained earnings	F, G, J, K, P, R, S	592.3	2.5	594.8
Total Emera Incorporated equity		1,505.9	(236.4)	1,269.5
Non-controlling interest in subsidiaries	P, Q	-	164.3	164.3
Total equity		1,505.9	(72.1)	1,433.8
Total liabilities and equity		$5,277.5	$(30.2)	$5,247.3

As at December 31, 2010 millions of Canadian dollars	Notes	CGAAP	Effect of transition to USGAAP	USGAAP
Assets
Current assets
Cash and cash equivalents	A	$9.4	$(2.1)	$7.3
Restricted cash	A	59.6	(1.0)	58.6
Receivables, net	A	396.5	(3.6)	392.9
Income taxes receivable	C	43.4	(6.4)	37.0
Inventory		177.8	-	177.8
Deferred income taxes	C	28.2	(14.5)	13.7
Derivatives in a valid hedging relationship	D	28.4	(28.4)	-
Held-for-trading derivatives	D	22.1	(22.1)	-
Derivative instruments	A, D	-	49.7	49.7
Regulatory assets	E, F	-	90.5	90.5
Prepaid expenses	A	9.8	(0.3)	9.5
Other current assets	G, H	-	3.1	3.1
Total current assets		775.2	64.9	840.1
Property, plant and equipment	A, C, I, J	3,456.1	286.5	3,742.6
Construction work-in-progress	I	333.0	(333.0)	-
		3,789.1	(46.5)	3,742.6
Other assets
Deferred income taxes	C	12.9	18.2	31.1
Derivatives in a valid hedging relationship	D	26.1	(26.1)	-
Held-for-trading derivatives	D	15.3	(15.3)	-
Derivative instruments	A, D	-	36.0	36.0
Regulatory assets	C, E, F, K	-	354.9	354.9
Net investment in direct financing lease	F	488.2	3.3	491.5
Investments subject to significant influence	A, C, J	238.9	7.1	246.0
Available-for-sale investment	M	47.0	(46.2)	0.8
Goodwill	J, K	178.9	(11.5)	167.4
Intangibles	L	98.1	(98.1)	-
Other	A, C, E, G, H, J, K, L, M	652.1	(483.5)	168.6
Total other assets		1,757.5	(261.2)	1,496.3
Total assets		$6,321.8	$(242.8)	$6,079.0

As at December 31, 2010 millions of Canadian dollars	Notes	CGAAP	Effect of transition to USGAAP	USGAAP
Liabilities and Equity
Current liabilities
Short-term debt	G	$81.3	$0.4	$81.7
Current portion of long-term debt	A	12.7	(2.1)	10.6
Accounts payable	A, N	-	293.9	293.9
Accounts payable and accrued charges	N	399.6	(399.6)	-
Income taxes payable	C	1.1	(0.9)	0.2
Deferred income taxes	C	-	8.5	8.5
Dividends payable	O	1.8	(1.8)	-
Derivatives in a valid hedging relationship	D	8.6	(8.6)	-
Held-for-trading derivatives	D	31.1	(31.1)	-
Derivative instruments	A, D	-	36.8	36.8
Regulatory liabilities	C, E, F	-	55.0	55.0
Pension and post-retirement liabilities	K	-	8.9	8.9
Other current liabilities	A, C, H, N, O, P	-	110.3	110.3
Total current liabilities		536.2	69.7	605.9
Long-term liabilities
Long-term debt	A, G, P	3,153.7	(38.4)	3,115.3
Deferred income taxes	C, K	359.8	(191.3)	168.5
Derivatives in a valid hedging relationship	D	21.3	(21.3)	-
Held-for-trading derivatives	D	18.0	(18.0)	-
Derivative instruments	A, D	-	28.9	28.9
Regulatory liabilities	C, E, F	-	65.2	65.2
Asset retirement obligations		141.8	-	141.8
Pension and post-retirement liabilities	K	-	400.0	400.0
Other long-term liabilities	E, H, K	161.7	(139.7)	22.0
Preferred shares issued by a subsidiary	P	135.0	(135.0)	-
Total long-term liabilities		3,991.3	(49.6)	3,941.7
Non-controlling interest	Q	20.7	(20.7)	-
Equity
Common stock	R	1,136.5	1.3	1,137.8
Preferred stock		146.7	-	146.7
Contributed surplus	R	3.7	(0.5)	3.2
Accumulated other comprehensive loss	A, C, F, J, K, Q, S	(164.7)	(399.5)	(564.2)
Retained earnings	C, F, G, J, K, P, R, S	651.4	2.1	653.5
Total Emera Incorporated equity		1,773.6	(396.6)	1,377.0
Non-controlling interest in subsidiaries	P, Q	-	154.4	154.4
Total equity		1,773.6	(242.2)	1,531.4
Total liabilities and equity		$6,321.8	$(242.8)	$6,079.0

The adjustments to January 1, 2010 and December 31, 2010 equity are as follows:

As at January 1, 2010 millions of Canadian dollars	Common Stock	Contributed Surplus	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Non-controlling Interest in Subsidiaries	Total Equity
CGAAP	$1,096.7	$3.6	$(186.7)	$592.3	-	$1,505.9
Note A – Accounting for joint ventures	-	-	0.1	-	-	0.1
Note C – Income taxes	-	-	0.2	-	-	0.2
Note F – Hedging	-	-	36.6	10.6	-	47.2
Note G – Issue costs	-	-	-	(1.1)	-	(1.1)
Note J – Business combinations	-	-	-	(0.2)	-	(0.2)
Note K – Pension and other post-retirement benefits	-	-	(277.6)	(6.8)	-	(284.4)
Note P – Preferred stock of NSPI	-	-	-	1.8	$132.2	134.0
Note Q – Non-controlling interest in subsidiaries	-	-	-	-	32.1	32.1
Note R – Stock-based compensation	1.2	(0.6)	-	(0.6)	-	-
Note S – Foreign currency translation	-	-	1.2	(1.2)	-	-
Total transition adjustments	1.2	(0.6)	(239.5)	2.5	164.3	(72.1)
USGAAP	$1,097.9	$3.0	$(426.2)	$594.8	$164.3	$1,433.8

As at December 31, 2010 millions of Canadian dollars	Common Stock	Preferred Stock	Contributed Surplus	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Non- controlling Interest in Subsidiaries	Total Equity
CGAAP	$1,136.5	$146.7	$3.7	$(164.7)	$651.4	-	$1,773.6
Note A – Accounting for joint ventures	-	-	-	0.5	-	-	0.5
Note C – Income taxes	-	-	-	0.2	(5.4)	-	(5.2)
Note F – Hedging	-	-	-	(12.1)	4.6	-	(7.5)
Note G – Issue costs	-	-	-	-	(1.1)	-	(1.1)
Note J – Business combinations	-	-	-	(0.5)	8.2	-	7.7
Note K – Pension and other post-retirement benefits	-	-	-	(387.9)	(4.3)	-	(392.2)
Note P – Preferred stock of NSPI	-	-	-	-	1.9	$132.2	134.1
Note Q – Non-controlling interest in subsidiaries	-	-	-	(1.5)	-	22.2	20.7
Note R – Stock-based compensation	1.3	-	(0.5)	-	(0.8)	-	-
Note S – Foreign currency translation	-	-	-	1.6	(1.6)	-	-
Other	-	-	-	0.2	0.6	-	0.8
Total transition adjustments	1.3	-	(0.5)	(399.5)	2.1	154.4	(242.2)
USGAAP	$1,137.8	$146.7	$3.2	$(564.2)	$653.5	$154.4	$1,531.4

The statements of income for the 2010 periods reconciled from CGAAP to USGAAP are as follows:

For the three months ended March 31, 2010 millions of Canadian dollars (except per share amounts) (Unaudited)	Notes	CGAAP	Effect of transition to USGAAP	USGAAP
Operating revenues
Electric	T	$412.1	$(412.1)	-
Finance income from direct finance lease	T	14.2	(14.2)	-
Other	T	3.8	(3.8)	-
Regulated	F, T, U	-	395.4	$395.4
Non-regulated	A, T, U	-	43.1	43.1
Total operating revenues		430.1	8.4	438.5
Operating expenses
Regulated fuel for generation and purchased power	U, V	217.7	(23.7)	194.0
Regulated fuel adjustment		(39.4)	-	(39.4)
Non-regulated fuel for generation and purchase power	A, V	-	23.1	23.1
Non-regulated direct costs	U	-	8.2	8.2
Operating, maintenance and general	A, K, R, U	76.7	0.8	77.5
Provincial, state and municipal taxes	A	12.4	(0.4)	12.0
Depreciation and amortization	A, C, X	42.3	5.0	47.3
Regulatory amortization	X	5.4	(5.4)	-
Total operating expenses		315.1	7.6	322.7
Income from operations		115.0	0.8	115.8
Income from equity investments	A	2.3	(1.6)	0.7
Other income (expenses), net	A, F, S, T, U, W, Y	-	(1.8)	(1.8)
Financing charges	P, W, Y	43.2	(43.2)	-
Interest expense, net	A, C, U, W, Y	-	37.6	37.6
Income before provision for income taxes		74.1	3.0	77.1
Income tax expense (recovery)	A, C	(2.8)	0.3	(2.5)
Net income		76.9	2.7	79.6
Non-controlling interest in subsidiaries	P	(0.2)	2.0	1.8
Net income attributable to common shareholders		$77.1	$0.7	$77.8

Weighted average number of shares (in millions)
Basic		113.2	0.4	113.6
Diluted		120.0	-	120.0

Earnings per common share
Basic		$0.68	-	$0.68
Diluted		$0.66	$0.01	$0.67

Dividends per common share declared		$0.2725	-	$0.2725

For the six months ended June 30, 2010 millions of Canadian dollars (except per share amounts) (Unaudited)	Notes	CGAAP	Effect of transition to USGAAP	USGAAP
Operating revenues
Electric	T	$739.7	$(739.7)	-
Finance income from direct finance lease	T	29.0	(29.0)	-
Other	T	18.8	(18.8)	-
Regulated	F, T, U	-	721.0	$721.0
Non-regulated	A, T, U	-	82.2	82.2
Total operating revenues		787.5	15.7	803.2
Operating expenses
Regulated fuel for generation and purchased power	U, V	375.0	(45.4)	329.6
Regulated fuel adjustment		(52.0)	-	(52.0)
Non-regulated fuel for generation and purchase power	A, V	-	43.9	43.9
Non-regulated direct costs	U	-	23.5	23.5
Operating, maintenance and general	A, K, R, U, W	158.0	2.3	160.3
Provincial, state and municipal taxes	A	24.5	(0.8)	23.7
Depreciation and amortization	A, C, X	85.4	10.2	95.6
Regulatory amortization	X	10.9	(10.9)	-
Total operating expenses		601.8	22.8	624.6
Income from operations		185.7	(7.1)	178.6
Income from equity investments	A, C	6.2	1.7	7.9
Other income (expenses), net	F, J, S, T, U, W, Y	-	17.7	17.7
Financing charges	P, W, Y	84.3	(84.3)	-
Interest expense, net	A, C, P, U, W, Y	-	75.4	75.4
Income before provision for income taxes		107.6	21.2	128.8
Income tax expense (recovery)	A, C	0.9	(2.4)	(1.5)
Net income		106.7	23.6	130.3
Non-controlling interest in subsidiaries	P	-	4.0	4.0
Net income attributable to common shares		$106.7	$19.6	$126.3

Weighted average number of shares (in millions)
Basic		113.3	0.4	113.7
Diluted		120.2	(0.1)	120.1

Earnings per common share
Basic		$0.94	$0.17	$1.11
Diluted		$0.92	$0.16	$1.08

Dividends per common share declared		$0.5550	-	$0.5550

For the nine months ended September 30, 2010 millions of Canadian dollars (except per share amounts) (Unaudited)	Notes	CGAAP	Effect of transition to USGAAP	USGAAP
Operating revenues
Electric	T	$1,074.0	$(1,074.0)	-
Finance income from direct finance lease	T	42.8	(42.8)	-
Other	T	44.2	(44.2)	-
Regulated	F, T, U	-	1,053.9	$1,053.9
Non-regulated	A, T, U	-	143.3	143.3
Total operating revenues		1,161.0	36.2	1,197.2
Operating expenses
Regulated fuel for generation and purchased power	U, V	541.9	(65.1)	476.8
Regulated fuel adjustment		(75.0)	-	(75.0)
Non-regulated fuel for generation and purchase power	A, V	-	64.5	64.5
Non-regulated direct costs	U	-	46.1	46.1
Operating, maintenance and general	A, K, R, U, W	244.1	3.4	247.5
Provincial, state and municipal taxes	A	36.8	(1.3)	35.5
Depreciation and amortization	A, C, X	127.9	15.8	143.7
Regulatory amortization	X	16.7	(16.7)	-
Total operating expenses		892.4	46.7	939.1
Income from operations		268.6	(10.5)	258.1
Income from equity investments	A, C	11.3	2.3	13.6
Other income (expenses), net	F, J, S, T, U, W, Y	-	18.0	18.0
Financing charges	P, W, Y	124.6	(124.6)	-
Interest expense, net	A, C, P, U, W, Y	-	111.5	111.5
Income before provision for income taxes		155.3	22.9	178.2
Income tax expense (recovery)	A, C	0.6	1.9	2.5
Net income		154.7	21.0	175.7
Non-controlling interest in subsidiaries	P	0.1	6.0	6.1
Net income of Emera Incorporated		154.6	15.0	169.6
Preferred stock dividends	C	3.1	(0.1)	3.0
Net income attributable to common shareholders		$151.5	$15.1	$166.6

Weighted average number of shares (in millions)
Basic		113.5	0.5	114.0
Diluted		120.2	0.1	120.3

Earnings per common share
Basic		$1.33	$0.13	$1.46
Diluted		$1.31	$0.12	$1.43

Dividends per common share declared		$1.1625	-	$1.1625

For the year ended December 31, 2010 millions of Canadian dollars (except per share amounts)	Notes	CGAAP	Effect of transition to USGAAP	USGAAP
Operating revenues
Electric	T	$1,436.1	$(1,436.1)	-
Finance income from direct finance lease	T	56.5	(56.5)	-
Other	T	61.1	(61.1)	-
Regulated	F, T, U	-	1,411.6	$1,411.6
Non-regulated	A, T, U	-	194.5	194.5
Total operating revenues		1,553.7	52.4	1,606.1
Operating expenses
Regulated fuel for generation and purchased power	U, V	718.7	(84.1)	634.6
Regulated fuel adjustment		(99.0)	-	(99.0)
Non-regulated fuel for generation and purchase power	A, V	-	83.9	83.9
Non-regulated direct costs	U	-	62.3	62.3
Operating, maintenance and general	A, J, K, R, U, W	336.1	15.1	351.2
Provincial, state and municipal taxes	A	49.1	(1.7)	47.4
Depreciation and amortization	A, C, X	173.6	39.9	213.5
Regulatory amortization	X	41.3	(41.3)	-
Total operating expenses		1,219.8	74.1	1,293.9
Income from operations		333.9	(21.7)	312.2
Income from equity investments	A, C	13.6	1.7	15.3
Other income (expenses), net	F, J, S, T, U, W, Y	-	12.5	12.5
Financing charges	P, W, Y	168.4	(168.4)	-
Interest expense, net	A, C, P, U, W, Y	-	148.8	148.8
Income before provision for income taxes		179.1	12.1	191.2
Income tax expense (recovery)	A, C	(12.8)	4.7	(8.1)
Net income		191.9	7.4	199.3
Non-controlling interest in subsidiaries	P	(2.3)	7.9	5.6
Net income of Emera Incorporated		194.2	(0.5)	193.7
Preferred stock dividends	C	3.1	(0.1)	3.0
Net income attributable to common shareholders		$191.1	$(0.4)	$190.7

Weighted average number of shares (in millions)
Basic		113.7	0.5	114.2
Diluted		120.3	0.1	120.4

Earnings per common share
Basic		$1.68	$(0.1)	$1.67
Diluted		$1.65	-	$1.65

Dividends per common share declared		$1.1625	-	$1.1625

The consolidated statements of cash flows for the 2010 periods reconciled from CGAAP to USGAAP are as follows:

For the three months ended March 31, 2010 millions of Canadian dollars (Unaudited)	Notes	CGAAP	Effect of transition to USGAAP	USGAAP

Net cash used in operating activities	A, P, R, Y	$(5.7)	$3.1	$(2.6)
Net cash used in investing activities	A, Y	(66.7)	(1.6)	(68.3)
Net cash provided by financing activities	P, R	62.3	(2.1)	60.2
Effect of exchange rate changes on cash and cash equivalents		(0.2)	0.6	0.4
Net decrease in cash and cash equivalents		(10.3)	-	(10.3)
Cash and cash equivalents, beginning of period	A	21.8	(1.6)	20.2
Cash and cash equivalents, end of period	A	$11.5	$(1.6)	$9.9

For the six months ended June 30, 2010 millions of Canadian dollars (Unaudited)	Notes	CGAAP	Effect of transition to USGAAP	USGAAP

Net cash provided by operating activities	A, P, R, Y	$105.1	$4.9	$110.0
Net cash used in investing activities	A, Y	(298.2)	(3.9)	(302.1)
Net cash provided by financing activities	A, P, R	220.0	(3.2)	216.8
Effect of exchange rate changes on cash and cash equivalents		0.5	(0.3)	0.2
Net increase (decrease) in cash and cash equivalents		27.4	(2.5)	24.9
Cash and cash equivalents, beginning of period	A	21.8	(1.6)	20.2
Cash and cash equivalents, end of period	A	$49.2	$(4.1)	$45.1

For the nine months ended September 30, 2010 millions of Canadian dollars (Unaudited)	Notes	CGAAP	Effect of transition to USGAAP	USGAAP

Net cash provided by operating activities	A, P, R, Y	$230.9	$7.1	$238.0
Net cash used in investing activities	A, Y	(452.0)	(6.4)	(458.4)
Net cash provided by financing activities	A, P, R	247.2	(3.7)	243.5
Effect of exchange rate changes on cash and cash equivalents		(0.4)	0.6	0.2
Net increase (decrease) in cash and cash equivalents		25.7	(2.4)	23.3
Cash and cash equivalents, beginning of period	A	21.8	(1.6)	20.2
Cash and cash equivalents, end of period	A	$47.5	$(4.0)	$43.5

For the year ended December 31, 2010 millions of Canadian dollars	Notes	CGAAP	Effect of transition to USGAAP	USGAAP

Net cash provided by operating activities	A, C, P, R, Y, J	$416.4	$2.8	$419.2
Net cash used in investing activities	A, C, Y, J	(894.8)	8.8	(886.0)
Net cash provided by financing activities	A, P, R	466.2	(11.6)	454.6
Effect of exchange rate changes on cash and cash equivalents		(0.2)	(0.5)	(0.7)
Net decrease in cash and cash equivalents		(12.4)	(0.5)	(12.9)
Cash and cash equivalents, beginning of period	A	21.8	(1.6)	20.2
Cash and cash equivalents, end of period	A	$9.4	$(2.1)	$7.3

NOTES TO THE TRANSITIONAL ADJUSTMENTS

Under USGAAP, the Company is (i) measuring certain assets, liabilities, revenues and expenses differently than it had been under CGAAP (see details on each measurement change below); and (ii) disclosing certain assets, liabilities, revenues and expenses on different lines in the financial statements than they had been under CGAAP (see details on each classification change below).

A. Accounting for joint ventures (measurement difference)

The Company exercises joint control over its investment in Bear Swamp with its third-party partner and therefore, proportionately consolidated the investment under CGAAP. Under the proportionate consolidation method the Company recognized its pro-rata share of the jointly controlled assets and liabilities of Bear Swamp in the Company’s balance sheet and recognized its pro-rata share of the revenues and expenses of Bear Swamp in the Company’s income statement.

Under USGAAP, the Company accounts for its investment in Bear Swamp using the equity method, whereby the amount of the investment is adjusted quarterly for the Company’s pro-rata share of Bear Swamp’s post-acquisition net income and reduced by the amount of any dividends received. The Company’s pro-rata share of Bear Swamp’s net income is recognized in “Income from equity investments”.

As at January 1 and December 31, 2010, the effect on the Balance Sheets is reflected in the following increases (decreases):

As at millions of Canadian dollars	January 1 2010	December 31 2010
Current assets
Cash and cash equivalents	$(1.6)	$(2.1)
Restricted cash	(1.0)	(1.0)
Receivables, net	(3.9)	(3.2)
Derivative instruments	-	(0.8)
Prepaid expenses	(0.2)	(0.2)
Property, plant and equipment	(51.0)	(48.1)
Other assets
Derivative instruments	(16.1)	(5.3)
Investments subject to significant influence	(2.0)	(14.3)
Other	(0.6)	(0.4)
Current liabilities
Current portion of long-term debt	(1.6)	(2.1)
Accounts payable	(1.2)	(1.9)
Derivative instruments	(1.4)	(2.9)
Other current liabilities	-	(0.1)
Long-term liabilities
Long-term debt	(63.8)	(58.5)
Derivative instruments	(5.9)	(10.4)
Other long-term liabilities	(2.6)	-
Equity
Accumulated other comprehensive income (loss)	0.1	0.5

For the quarters ended March 31, June 30, September 30 and year ended December 31, 2010, the pre-tax effect on the Statements of Income is reflected in the following increases (decreases):

For the millions of Canadian dollars	3 months ended March 31, 2010 (Unaudited)	6 months ended June 30, 2010 2010 (Unaudited)	9 months ended September 30 2010 (Unaudited)	Year ended December 31 2010
Non-regulated operating revenues	$(3.6)	$(15.6)	$(23.0)	$(28.1)
Non-regulated fuel for generation and purchased power	(4.6)	(9.0)	(13.0)	(17.2)
Operating, maintenance and general	(0.9)	(1.7)	(2.9)	(4.9)
Provincial, state and municipal taxes	(0.4)	(0.8)	(1.3)	(1.7)
Depreciation and amortization	(0.4)	(0.8)	(1.2)	(1.8)
Income from equity investments	(1.6)	1.8	2.4	1.8
Other income (expenses), net	(0.2)	-	-	-
Interest expense, net	(0.3)	(0.5)	(0.7)	(1.0)
Income tax expense (recovery)	1.2	(1.0)	(1.5)	0.3

For the quarters ended March 31, June 30, September 30 and year ended December 31, 2010, the effect on the Statements of Cash Flows is as follows:

For the millions of Canadian dollars	3 months ended March 31 2010 (Unaudited)	6 months ended June 30 2010 (Unaudited)	9 months ended September 30 2010 (Unaudited)	Year ended December 31 2010
Net cash provided by (used in) operating activities	$0.1	$(3.2)	$(4.5)	$(0.4)
Net cash (used in) provided by investing activities	(0.1)	(0.2)	0.1	1.5
Net cash provided by (used in) financing activities	-	0.9	1.5	(1.6)
Cash and cash equivalents, beginning of period	(1.6)	(1.6)	(1.6)	(1.6)
Cash and cash equivalents, end of period	(1.6)	(4.1)	(4.5)	(2.1)

B. Offsetting (measurement difference)

Certain items on the balance sheets are being offset where a legal right of setoff exists. Differences exist between CGAAP and USGAAP in defining what balances may be offset. As at January 1 and December 31, 2010, the effect on the Balance Sheets is reflected in the following increases (decreases):

As at millions of Canadian dollars	January 1 2010	December 31 2010
Receivables, net	$(0.9)	-
Accounts payable	(0.9)	-

C. Income taxes (measurement difference)

In addition to the tax effects of other transition adjustments, the following are included in the income tax adjustments.

Investment tax credits (“ITCs”)

Under CGAAP, the Company recognizes ITCs as a reduction from the related expenditures where there is reasonable assurance of collection. Under USGAAP, the Company recognizes ITCs as a reduction of income tax expense in the current and future periods to the extent that realization of such benefit is more likely than not.

Tax rates

Under CGAAP, the Company measured income taxes using substantively enacted income tax rates. Under USGAAP, the Company uses enacted income tax rates. The Company recognized an income tax liability under USGAAP for the difference between the enacted tax rates and the substantively enacted tax rates for the Part VI.1 tax deduction related to preferred share dividends.

Uncertain tax positions

Under CGAAP, the Company recognized the benefit of an uncertain tax position when it was probable of being sustained.

Under USGAAP, the Company recognizes the benefit of an uncertain tax position only when it is more likely than not that such a position will be sustained by the taxing authorities based on the technical merits of the position. The current and deferred income tax impact is equal to the largest amount, considering possible settlement outcomes, that is greater than 50 percent likely of being realized upon settlement with the taxing authorities.

As at January 1 and December 31, 2010, the effect on the Balance Sheets is reflected in the following increases (decreases):

As at millions of Canadian dollars	January 1 2010	December 31 2010
Current assets
Income taxes receivable	-	$(6.4)
Deferred income taxes	$(23.6)	(14.5)
Property, plant and equipment	1.1	1.4
Other assets
Deferred income taxes	61.7	17.9
Regulatory assets	(23.1)	(134.9)
Investments subject to significant influence	-	(0.6)
Other	1.1	0.7
Current liabilities
Income taxes payable	1.2	(0.8)
Deferred income taxes	-	8.5
Regulatory liabilities	6.7	4.1
Other current liabilities	1.3	1.1
Long-term liabilities
Deferred income taxes	(53.6)	(176.5)
Regulatory liabilities	61.4	32.4
Equity
Accumulated other comprehensive income (loss)	0.2	0.2
Retained earnings	-	(5.4)

For the quarters ended March 31, June 30, September 30 and year ended December 31, 2010, the pre-tax effect on the Statements of Income is reflected in the following increases (decreases):

For the millions of Canadian dollars	3 months ended March 31 2010 (Unaudited)	6 months ended June 30 2010 (Unaudited)	9 months ended September 30 2010 (Unaudited)	Year ended December 31 2010 (Unaudited)
Depreciation and amortization	$0.1	$0.2	$0.3	$0.4
Income from equity investments	-	(0.1)	(0.4)	(0.6)
Interest expense, net	(0.3)	(0.3)	(0.4)	(0.2)
Income tax expense (recovery)	(1.0)	(1.0)	3.7	4.3
Preferred stock dividends	-	-	(0.1)	(0.1)

For the quarters ended March 31, June 30, September 30 and year ended December 31, 2010, the effect on the Statements of Cash Flows is as follows:

For the millions of Canadian dollars	3 months ended March 31 2010 (Unaudited)	6 months ended June 30 2010 (Unaudited)	9 months ended September 30 2010 (Unaudited)	Year ended December 31 2010
Net cash provided by operating activities	-	-	-	$0.3
Net cash used in investing activities	-	-	-	(0.3)

D. Derivatives (classification change)

Under CGAAP, the Company was disclosing its derivatives in valid hedging relationships and held-for-trading derivatives as separate line items on the balance sheet. Under USGAAP, the Company has included these balances together in “Derivative instruments”.

As at January 1 and December 31, 2010, the effect on the Balance Sheets is reflected in the following increases (decreases):

As at millions of Canadian dollars	January 1 2010	December 31 2010
Current assets
Derivative instruments	$39.4	$50.5
Derivatives in a valid hedging relationship	(26.3)	(28.4)
Held-for-trading derivatives	(13.1)	(22.1)
Other assets
Derivative instruments	61.6	41.4
Derivatives in a valid hedging relationship	(30.9)	(26.1)
Held-for-trading derivatives	(30.7)	(15.3)
Current liabilities
Derivative instruments	79.6	39.7
Derivatives in a valid hedging relationship	(61.0)	(8.6)
Held-for-trading derivatives	(18.6)	(31.1)
Long-term liabilities
Derivative instruments	41.5	39.3
Derivatives in a valid hedging relationship	(25.7)	(21.3)
Held-for-trading derivatives	(15.8)	(18.0)

E. Regulatory assets and liabilities (classification change)

Under CGAAP, the Company was disclosing its regulatory assets and liabilities in other assets and liabilities respectively. Under USGAAP, the Company discloses its regulatory assets and liabilities as separate line items on the balance sheet.

As at January 1 and December 31, 2010, the effect on the Balance Sheets is reflected in the following increases (decreases):

As at millions of Canadian dollars	January 1 2010	December 31 2010
Current assets
Regulatory assets	$55.8	$63.7
Other assets
Regulatory assets	273.1	466.3
Other	(328.9)	(530.0)
Current liabilities
Regulatory liabilities	21.2	22.1
Long-term liabilities
Regulatory liabilities	0.5	11.9
Other long-term liabilities	(21.7)	(34.0)

F. Hedging (measurement change)

Brunswick Pipeline

Under CGAAP, cash flow hedging strategies of Brunswick Pipeline qualified for hedge accounting. Under USGAAP, the Company determined that certain cash flow hedging strategies did not qualify for hedge accounting primarily due to differences in effectiveness testing requirements. The Company changed its effectiveness testing for hedges put in place beginning January 1, 2010 and these hedges qualify for hedge accounting under USGAAP.

As a result of disqualifying cash flow hedges in place prior to 2010, Brunswick Pipeline must recognize changes in fair value on these derivatives in net income of the period, rather than deferring the changes to accumulated other comprehensive income. In addition, because of the change in effectiveness testing effective January 1, 2010, Brunswick Pipeline must measure and recognize any ineffectiveness of its hedging strategies in net income of the period.

As at January 1 and December 31, 2010, the effect on the Balance Sheets is reflected in the following increases (decreases):

As at millions of Canadian dollars	January 1 2010	December 31 2010
Net investment in direct financing lease	$3.2	$3.2
Accumulated other comprehensive income (loss)	(7.4)	(1.4)
Retained earnings	10.6	4.6

For the quarters ended March 31, June 30, September 30 and year ended December 31, 2010, the pre-tax effect on the Statements of Income is reflected in the following increases (decreases):

For the millions of Canadian dollars	3 months ended March 31 2010 (Unaudited)	6 months ended June 30 2010 (Unaudited)	9 months ended September 30 2010 (Unaudited)	Year ended December 31 2010
Regulated operating revenues	$(2.0)	$(4.2)	$(5.9)	$(7.4)
Other income (expenses), net	1.3	(0.7)	0.5	1.4

Nova Scotia Power

In addition to the above, effective for 2011, NSPI implemented an amended hedge accounting policy which was approved by the UARB. The amended policy resulted from stakeholder requests to simplify the accounting for derivatives used to manage risk and to alleviate any USGAAP issues which would result in increased income volatility. The amended policy is applied retrospectively with restatement of prior periods with the exception of prior period income, and requires regulatory deferral for commodity, foreign exchange and interest derivatives documented as economic hedges and for physical contracts that do not qualify for the NPNS exception under USGAAP.

As a result of the amended accounting policy, NSPI receives regulatory deferral for any changes in fair value on derivatives documented as economic hedges. As at January 1 and December 31, 2010, the effect on the Balance Sheets is reflected in the following increases (decreases):

As at millions of Canadian dollars	January 1 2010	December 31 2010
Current assets
Regulatory assets	$75.9	$26.9
Other assets
Regulatory assets	20.0	12.2
Current liabilities
Regulatory liabilities	22.1	28.6
Long-term liabilities
Regulatory liabilities	29.8	21.2
Equity
Accumulated other comprehensive income (loss)	44.0	(10.7)

G. Issue costs

Classification change

Under CGAAP, debt financing costs, premiums and discounts were netted against long-term debt. Under USGAAP, debt financing costs are included in “Other” as part of “Other assets”.

As at January 1 and December 31, 2010, the effect on the Balance Sheets is reflected in the following increases (decreases):

As at millions of Canadian dollars	January 1 2010	December 31 2010
Other current assets	$1.8	$1.0
Other, included in other assets	13.5	16.8
Short-term debt	-	0.4
Long-term debt	15.3	17.4

Measurement Change

Under CGAAP, the straight-line method of amortizing debt financing costs, premiums and discounts was used to approximate the effective interest method. Under USGAAP, the straight-line method is not appropriate so the effective interest method has been adopted.

As at January 1 and December 31, 2010, the effect on the Balance Sheets is reflected in the following increases (decreases):

As at millions of Canadian dollars	January 1 2010	December 31 2010
Other, included in other assets	$1.1	$1.1
Long-term debt	2.2	2.2
Retained earnings	(1.1)	(1.1)

H. Current other assets and liabilities (classification change)

Under CGAAP, the Company was disclosing its other assets and liabilities on the balance sheet as long-term. Under USGAAP, the Company has included the current portion of these balances in “Other current assets” and “Other current liabilities”.

As at January 1 and December 31, 2010, the effect on the Balance Sheets is reflected in the following increases (decreases):

As at millions of Canadian dollars	January 1 2010	December 31 2010
Other current assets	$1.5	$2.1
Other, included in other assets	(1.5)	(2.1)
Other current liabilities	2.8	3.9
Other long-term liabilities	(2.8)	(3.9)

I. Construction work-in-progress (classification change)

Under CGAAP, the Company was disclosing its construction work-in-progress (“CWIP”) as a separate line item on the balance sheet. Under USGAAP, the Company has included this balance in “Property, plant and equipment” and will disclose its CWIP balance annually in the notes to the December 31 financial statements.

As at January 1 and December 31, 2010, the effect on the Balance Sheets is reflected in the following increases (decreases):

As at millions of Canadian dollars	January 1 2010	December 31 2010
Property, plant and equipment	$220.2	$333.0
Construction work-in-progress	(220.2)	(333.0)

J. Business combinations (measurement change)

Acquisition-related transaction costs

Under CGAAP, acquisition-related transaction costs were capitalized and included in the allocation of the purchase price to the acquired assets and liabilities. Under USGAAP, acquisition-related transaction costs are expensed in the period incurred, beginning with transactions completed on or after January 1, 2009.

As at January 1 and December 31, 2010, the effect on the Balance Sheets is reflected in the following increases (decreases):

As at millions of Canadian dollars	January 1 2010	December 31 2010
Property, plant and equipment	$(0.2)	$(0.2)
Other, included in other assets	-	(0.5)
Goodwill	-	(10.7)
Accumulated other comprehensive income (loss)	-	0.1
Retained earnings	(0.2)	(11.5)

For the quarters ended March 31, June 30, September 30 and year ended December 31, 2010, the pre-tax effect on the Statements of Income is reflected in the following increases (decreases):

For the millions of Canadian dollars	3 months ended March 31 2010 (Unaudited)	6 months ended June 30 2010 (Unaudited)	9 months ended September 30 2010 (Unaudited)	Year ended December 31 2010
Operating, maintenance and general	-	-	-	$11.3

Business combinations achieved in stages

Under CGAAP, for business combinations achieved in stages, the acquirer does not re-measure its previously held equity interest in an acquired company. Under USGAAP, the acquirer re-measures the previously held equity interest at the acquisition-date fair value and recognizes the resulting gain or loss, if any, in income.

As at January 1 and December 31, 2010, the effect on the Balance Sheets is reflected in the following increases (decreases):

As at millions of Canadian dollars	January 1 2010	December 31 2010
Property, plant and equipment	$0.4	-
Regulatory assets	(0.4)	-
Goodwill	-	$(2.4)
Retained earnings	-	(2.4)

For the quarters ended March 31, June 30, September 30 and year ended December 31, 2010, the pre-tax effect on the Statements of Income is reflected in the following increases (decreases):

For the millions of Canadian dollars	3 months ended March 31 2010 (Unaudited)	6 months ended June 30 2010 (Unaudited)	9 months ended September 30 2010 (Unaudited)	Year ended December 31 2010
Other income (expenses), net	-	-	-	$(2.4)

Negative goodwill

Under CGAAP, where the net assets in a business combination exceed the purchase price, sometimes referred to as “negative goodwill”, the excess should be eliminated, to the extent possible, by allocating the negative goodwill as a pro rata reduction of the amounts that otherwise would be assigned to certain of the acquired assets. Under USGAAP, the negative goodwill gives rise to an extraordinary gain which is recognized in income.

As at January 1 and December 31, 2010, the effect on the Balance Sheets is reflected in the following increases (decreases):

As at millions of Canadian dollars	January 1 2010	December 31 2010
Investments subject to significant influence	-	$21.5
Accumulated other comprehensive income (loss)	-	(0.6)
Retained earnings	-	22.1

For the quarters ended March 31, June 30, September 30 and year ended December 31, 2010, the pre-tax effect on the Statements of Income is reflected in the following increases (decreases):

For the millions of Canadian dollars	3 months ended March 31 2010 (Unaudited)	6 months ended June 30 2010 (Unaudited)	9 months ended September 30 2010 (Unaudited)	Year ended December 31 2010
Other income (expenses), net	-	$22.5	$22.3	$22.1

For the quarters ended March 31, June 30, September 30 and year ended December 31, 2010, the effect on the Statements of Cash Flows is as follows:

For the millions of Canadian dollars	3 months ended March 31 2010 (Unaudited)	6 months ended June 30 2010 (Unaudited)	9 months ended September 30 2010 (Unaudited)	Year ended December 31 2010
Net cash used in operating activities	-	-	-	(11.3)
Net cash provided by investing activities	-	-	-	11.3

K. Pension and other post-retirement benefits (measurement change)

Under CGAAP, the Company disclosed, but did not recognize, its unamortized gains and losses, its past service costs, and its unamortized transitional obligation associated with pension and other post-retirement benefits. Under USGAAP, the Company has recognized its unfunded pension obligation as a liability; the unamortized gains and losses and past service costs are recognized in AOCL; and the unamortized transitional obligation previously determined under CGAAP is recognized in “Retained earnings”.

As at January 1 and December 31, 2010, the effect on the Balance Sheets is reflected in the following increases (decreases):

As at millions of Canadian dollars	January 1 2010	December 31 2010
Other assets
Regulatory assets	$9.2	$11.6
Other	(94.3)	(113.5)
Goodwill	-	1.5
Current liabilities
Pension and post-retirement liabilities	9.2	8.9
Long-term liabilities
Deferred income taxes	(14.3)	(14.7)
Pension and post-retirement liabilities	292.4	400.0
Other long-term liabilities	(88.0)	(102.4)
Equity
Accumulated other comprehensive income (loss)	(277.6)	(387.9)
Retained earnings	(6.8)	(4.3)

For the quarters ended March 31, June 30, September 30 and year ended December 31, 2010, the pre-tax effect on the Statements of Income is reflected in the following increases (decreases):

For the millions of Canadian dollars	3 months ended March 31 2010 (Unaudited)	6 months ended June 30 2010 (Unaudited)	9 months ended September 30 2010 (Unaudited)	Year ended December 31 2010
Operating, maintenance and general	$(0.6)	$(1.1)	$(1.7)	$(2.3)

L. Intangibles (classification change)

Under CGAAP, the Company was disclosing its intangibles as a separate line item on the balance sheet. Under USGAAP, the Company has included this balance in “Other” as part of “Other assets”.

As at January 1 and December 31, 2010, the effect on the Balance Sheets is reflected in the following increases (decreases):

As at millions of Canadian dollars	January 1 2010	December 31 2010
Other, included in other assets	$92.1	$98.2
Intangibles	(92.1)	(98.2)

M. Investments (measurement change)

Under CGAAP, certain investments of the Company were classified as an available-for-sale investment and measured at cost as the investments are not actively traded in an open market. Under USGAAP, investments measured at cost because they do not trade in an active market are not included in “Available-for-sale investment” therefore the Company has included these investments in “Other assets”.

As at January 1 and December 31, 2010, the effect on the Balance Sheets is reflected in the following increases (decreases):

As at millions of Canadian dollars	January 1 2010	December 31 2010
Other, included in other assets	$46.3	46.2
Available-for-sale investment	(46.3)	(46.2)

N. Accounts payable (classification change)

Under CGAAP, trade and non-trade payables were recognized in accounts payable and accrued charges. Under USGAAP, trade payables are recognized in “Accounts payable” and non-trade payables are recognized in “Other current liabilities”.

As at January 1 and December 31, 2010, the effect the Balance Sheets is reflected in the following increases (decreases):

As at millions of Canadian dollars	January 1 2010	December 31 2010
Accounts payable	$220.4	$296.5
Accounts payable and accrued charges	(305.9)	(399.6)
Other current liabilities	85.5	103.1

O. Dividends payable (classification change)

Under CGAAP, the Company was disclosing dividends payable as a separate line item on the balance sheet. Under USGAAP, the Company has included this balance in “Other current liabilities”.

As at January 1 and December 31, 2010, the effect on the Balance Sheets is reflected in the following increases (decreases):

As at millions of Canadian dollars	January 1 2010	December 31 2010
Dividends payable	$(1.7)	$(1.8)
Other current liabilities	1.7	1.8

P. Preferred stock of Nova Scotia Power Inc. (measurement change)

Under CGAAP, NSPI’s preferred stock was classified as a liability; preferred stock dividends were classified as an expense in the income statement and were accrued monthly; and issuance costs were deferred on the balance sheet as a deferred financing charge and amortized to income over the life of the preferred stock.

Under USGAAP, NSPI’s preferred stock is classified as equity in “Non-controlling interest” as the preferred stock does not meet the USGAAP definition of a liability; preferred stock dividends are deducted from retained earnings and are accrued as declared; and issuance costs are netted against the preferred stock on the balance sheet and are not amortized.

As at January 1 and December 31, 2010, the effect on the Balance Sheets is reflected in the following increases (decreases):

As at millions of Canadian dollars	January 1 2010	December 31 2010
Other current liabilities	$0.3	$0.3
Long-term debt	0.7	0.6
Preferred shares issued by a subsidiary	(135.0)	(135.0)
Retained earnings	1.8	1.9
Non-controlling interest in subsidiaries	132.2	132.2

For the quarters ended March 31, June 30, September 30 and year ended December 31, 2010, the pre-tax effect on the Statements of Income is reflected in the following increases (decreases):

For the millions of Canadian dollars	3 months ended March 31 2010 (Unaudited)	6 months ended June 30 2010 (Unaudited)	9 months ended September 30 2010 (Unaudited)	Year ended December 31 2010
Financing charges	$(2.0)	$(4.0)	$(6.0)	$(8.0)
Interest expense, net	-	(0.1)	(0.1)	(0.1)
Non-controlling interest in subsidiaries	2.0	4.0	6.0	8.0

For the quarters ended March 31, June 30, September 30 and year ended December 31, 2010, the effect on the Statements of Cash Flows is as follows:

For the millions of Canadian dollars	3 months ended March 31 2010 (Unaudited)	6 months ended June 30 2010 (Unaudited)	9 months ended September 30 2010 (Unaudited)	Year ended December 31 2010
Net cash provided by operating activities	$2.0	$4.0	$6.0	$8.0
Net cash used in financing activities	(2.0)	(4.0)	(6.0)	(8.0)

Q. Non-controlling interest in subsidiaries (classification change)

Under CGAAP, non-controlling interest in subsidiaries (“NCI”) is classified outside shareholders’ equity, after liabilities. Under USGAAP, NCI is included in total equity.

As at January 1 and December 31, 2010, the effect on the Balance Sheets is reflected in the following increases (decreases):

As at millions of Canadian dollars	January 1 2010	December 31 2010
Non-controlling interest	$(32.1)	$(20.7)
Accumulated other comprehensive income (loss)	-	(1.5)
Non-controlling interest in subsidiaries	32.1	22.2

R. Stock-based compensation (measurement change)

Employee Common Share Purchase Plan

Under CGAAP, the Company was recognizing the amount of its contribution in excess of 5 percent of the average market price of the shares. Under USGAAP, the Company’s employee common share purchase plan is considered compensatory and the Company’s contribution to the plan should be recognized.

Senior Management Stock Option Plan

Under CGAAP, the Company was amortizing the compensation cost associated with its stock option over two years, the average vesting period of the four awards. Under USGAAP, the Company has chosen to amortize the compensation cost over four years, the vesting period of the entire award.

As at January 1 and December 31, 2010, the effect on the Balance Sheets is reflected in the following increases (decreases):

As at millions of Canadian dollars	January 1 2010	December 31 2010
Common stock	$1.2	$1.3
Contributed surplus	(0.6)	(0.5)
Retained earnings	(0.6)	(0.8)

For the quarters ended March 31, June 30, September 30 and year ended December 31, 2010, the pre-tax effect on the Statements of Income is as reflected in the following increases (decreases):

For the millions of Canadian dollars	3 months ended March 31 2010 (Unaudited)	6 months ended June 30 2010 (Unaudited)	9 months ended September 30 2010 (Unaudited)	Year ended December 31 2010
Operating, maintenance and general	$0.1	$0.1	$0.2	$0.2

For the quarters ended March 31, June 30, September 30 and year ended December 31, 2010, the effect on the Statements of Cash Flows results is as follows:

For the millions of Canadian dollars	3 months ended March 31 2010 (Unaudited)	6 months ended June 30 2010 (Unaudited)	9 months ended September 30 2010 (Unaudited)	Year ended December 31 2010
Net cash used in operating activities	$(0.1)	$(0.1)	$(0.2)	$(0.2)
Net cash provided by financing activities	0.1	0.1	0.2	0.2

S. Foreign currency translation (measurement change)

Under CGAAP, the Company’s Canadian division of Emera Energy Services had a Canadian functional currency. Monetary assets and liabilities denominated in a foreign currency were converted to Canadian dollars at rates of exchange prevailing at the balance sheet date. The effect of periodic changes in exchange rates were charged to income.

Under USGAAP, the Company has determined that Emera Energy Services has a US functional currency. Asset and liabilities are translated using the exchange rates in effect at the balance sheet date and the results of operations at the average rates for the periods. The resulting exchange gains (losses) on the assets and liabilities are deferred and included in accumulated other comprehensive income.

As at January 1 and December 31, 2010, the effect on the Balance Sheets is reflected in the following increases (decreases):

As at millions of Canadian dollars	January 1 2010	December 31 2010
Accumulated other comprehensive income	$1.2	$1.6
Retained earnings	(1.2)	(1.6)

For the quarters ended March 31, June 30, September 30 and year ended December 31, 2010, the pre-tax effect on the Statements of Income is reflected in the following increases (decreases):

For the millions of Canadian dollars	3 months ended March 31 2010 (Unaudited)	6 months ended June 30 2010 (Unaudited)	9 months ended September 30 2010 (Unaudited)	Year ended December 31 2010
Other income (expenses), net	$(0.4)	$(0.4)	$(0.1)	$(0.3)

T. Revenue (classification change)

Under CGAAP, revenue was recognized in electric revenue, finance income from direct finance lease and other revenue. Under USGAAP, revenue is recognized in regulated operating revenues, non-regulated operating revenue income and other income (expense), net.

For the quarters ended March 31, June 30, September 30 and year ended December 31, 2010, the pre-tax effect on the Statements of Income is reflected in the following increases (decreases):

For the millions of Canadian dollars	3 months ended March 31 2010 (Unaudited)	6 months ended June 30 2010 (Unaudited)	9 months ended September 20 2010 (Unaudited)	Year ended December 31 2010
Electric revenue	$(412.1)	$(739.7)	$(1,074.0)	$(1,436.1)
Finance income from direct finance lease	(14.2)	(29.0)	(42.8)	(56.5)
Other revenue	(3.8)	(18.8)	(44.2)	(61.1)
Regulated operating revenues	391.2	712.8	1,040.1	1,391.9
Non-regulated operating revenues	38.6	74.2	119.9	159.9
Other income (expense), net	0.3	0.5	1.0	1.9

U. Netting of certain revenues and expenses (measurement change)

Under CGAAP, the Company was netting certain revenues and expenses in its statements of income. Under USGAAP, revenues are classified on a gross or net basis depending on whether the Company is acting as the principal or an agent in the transaction. The adoption of USGAAP has resulted in certain revenue transactions disclosed on a net basis under CGAAP to be presented on a gross basis under USGAAP.

For the quarters ended March 31, June 30, September 30 and year ended December 31, 2010, the pre-tax effect on the Statements of Income is reflected in the following increases (decreases):

For the millions of Canadian dollars	3 months ended March 31 2010 (Unaudited)	6 months ended June 30 2010 (Unaudited)	9 months ended September 30 2010 (Unaudited)	Year ended December 31 2010
Regulated operating revenues	$6.2	$12.5	$19.8	$27.2
Non-regulated operating revenues	8.1	23.5	46.4	62.6
Regulated fuel for generation and purchased power	3.9	7.6	12.5	17.0
Non-regulated direct costs	8.2	23.5	46.1	62.3
Operating, maintenance and general	2.2	4.9	7.6	10.5
Other income (expenses), net	0.1	0.2	0.2	0.3
Interest expense, net	0.1	0.2	0.2	0.3

V. Fuel for generation and purchased power (classification change)

Under CGAAP, all fuel for generation and purchased power was recognized as such. Under USGAAP, regulated and non-regulated fuel for generation and purchased power are recognized separately.

For the quarters ended March 31, June 30, September 30 and year ended December 31, 2010, the pre-tax effect on the Statements of Income is reflected in the following increases (decreases):

For the millions of Canadian dollars	3 months ended March 31 2010 (Unaudited)	6 months ended June 30 2010 (Unaudited)	9 months ended September 30 2010 (Unaudited)	Year ended December 31 2010
Regulated fuel for generation and purchased power	$(27.7)	$(52.9)	$(77.5)	$(101.1)
Non-regulated fuel for generation and purchased power	27.7	52.9	77.5	101.1

W. Interest expense (classification change)

Under CGAAP, interest expense, amortization of defeasance costs, and foreign exchange gains and losses were included in financing charges. Under USGAAP, interest expense is disclosed in a separate line item and amortization of defeasance costs and foreign exchange gains and losses are included in “Other income (expense), net”.

For the quarters ended March 31, June 30, September 30 and year ended December 31, 2010, the pre-tax effect on the Statements of Income is reflected in the following increases (decreases):

For the millions of Canadian dollars	3 months ended March 31 2010 (Unaudited)	6 months ended June 30 2010 (Unaudited)	9 months ended September 30 2010 (Unaudited)	Year ended December 31 2010
Operating, maintenance and general	-	$0.1	$0.1	$0.2
Other income (expenses), net	$(5.6)	(9.9)	(16.6)	(26.0)
Financing charges	(45.8)	(90.0)	(136.8)	(186.5)
Interest expense, net	40.2	80.0	120.1	160.3

X. Regulatory amortization (classification change)

Under CGAAP, regulatory amortization was disclosed as a separate line item. Under USGAAP, regulatory amortization is included in “Depreciation and amortization”.

For the quarters ended March 31, June 30, September 30 and year ended December 31, 2010, the pre-tax effect on the Statements of Income is reflected in the following increases (decreases):

For the millions of Canadian dollars	3 months ended March 31 2010 (Unaudited)	6 months ended June 30 2010 (Unaudited)	9 months ended September 30 2010 (Unaudited)	Year ended December 31 2010
Depreciation and amortization	$5.4	$10.9	$16.7	$41.3
Regulatory amortization	(5.4)	(10.9)	(16.7)	(41.3)

Y. Allowance for funds used during construction (classification change)

Under CGAAP, AFUDC was included in financing charges. Under USGAAP, allowance for equity funds used during construction is included in “Other income (expenses), net” and allowance for borrowed funds used during construction is netted against “Interest expense, net”.

For the quarters ended March 31, June 30, September 30 and year ended December 31, 2010, the pre-tax effect on the Statements of Income is reflected in the following increases (decreases):

For the millions of Canadian dollars	3 months ended March 31 2010 (Unaudited)	6 months ended June 30 2010 (Unaudited)	9 months ended September 30 2010 (Unaudited)	Year ended December 31 2010
Other income (expenses), net	$2.6	$5.7	$10.6	$15.6
Financing charges	4.6	9.7	18.2	26.0
Interest expense, net	(2.0)	(4.0)	(7.6)	(10.4)

For the quarters ended March 31, June 30, September 30 and year ended December 31, 2010, the effect on the Statements of Cash Flows is as follows:

For the millions of Canadian dollars	3 months ended March 31 2010 (Unaudited)	6 months ended June 30 2010 (Unaudited)	9 months ended September 30 2010 (Unaudited)	Year ended December 31 2010
Net cash provided by operating activities	$2.0	$4.0	$7.6	$10.4
Net cash provided by investing activities	(2.0)	(4.0)	(7.6)	(10.4)